Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued professional service fee		$ 455,442	$ 355,314
Dividends due to former shareholders of Zhejiang Jingyuxin	[1]	186,737	182,375
Other current liabilities		513,724	1,104,371
Accrued expenses and other current liabilities, net		$ 1,155,903	$ 1,642,060

[1]	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.